Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (320,223,000)	$ (297,528,000)	$ (295,896,000)
Other accruals	(513,717,000)	(471,761,000)	(442,030,000)
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	316,795,000	315,572,000	300,526,000
Service cost	2,943,000	3,495,000	3,532,000
Interest cost	13,520,000	15,580,000	16,066,000
Actuarial loss (gain)	18,961,000	(3,965,000)	11,067,000
Benefits paid	(14,085,000)	(13,887,000)	(15,619,000)
Balances at end of year	338,134,000	316,795,000	315,572,000
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(320,223,000)	(297,528,000)	(295,896,000)
Other accruals	(17,911,000)	(19,267,000)	(19,676,000)
Total	(338,134,000)	(316,795,000)	(315,572,000)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(62,814,000)	(45,567,000)	(52,037,000)
Prior service costs	(328,000)	(983,000)	(1,640,000)
Total recognized in Cumulative other comprehensive loss	$ (62,486,000)	$ (44,584,000)	$ (50,397,000)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.70%	4.40%	5.10%
Health care cost trend rate - pre-65	8.00%	8.00%	7.50%
Health care cost trend rate - post-65	8.00%	8.00%	7.50%
Prescription drug cost increases	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.40%	5.10%	5.50%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	8.00%	8.00%	9.00%